Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	$ 39,022,012	$ 20,038,433
Trade and other current receivables	478,170,067	406,968,537
Derivative instruments	39,022,012	20,038,433
Other financial assets	40,303,173	20,627,062
Trade accounts receivable and other accounts receivable	58,480,998	34,264,571
Hedging derivatives, non-current	4,191,543	30,789,703
Derivative instruments	4,191,543	30,789,703
Other financial assets	7,269,669	33,418,204
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	90,839
Derivative instruments	1,491,497	402,716
Other financial assets		9,940,955
Total Current	1,582,336	10,343,671
Equity instruments		33,158
Derivative instruments	36,086
Total Non-current	36,086	33,158
Total	1,618,422	10,376,829
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other current receivables	529,467,040	463,197,062
Other financial assets	880,268	185,913
Total Current	530,347,308	463,382,975
Trade accounts receivable and other accounts receivable	60,527,843	36,182,399
Other financial assets	689,146
Total Non-current	61,216,989	36,182,399
Total	591,564,297	499,565,374
Financial assets at fair value with changes in other Comprehensive Income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	269,031
Derivative instruments	1,423,613
Other financial assets		5,742,633
Total Current	1,692,644	5,742,633
Equity instruments	2,352,894	2,595,343
Total Non-current	2,352,894	2,595,343
Total	4,045,538	8,337,976
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments	39,022,012	20,038,433
Total Current	39,022,012	20,038,433
Derivative instruments	4,191,543	30,789,703
Total Non-current	4,191,543	30,789,703
Total	$ 43,213,555	$ 50,828,136